Komatsu Ltd. Shareholders' Equity	12 Months Ended
Mar. 31, 2011
Komatsu Ltd. Shareholders' Equity [Abstract]
Komatsu Ltd. Shareholders' Equity
13. Komatsu Ltd. Shareholders’ Equity
(1) Common Stock and Capital Surplus
The Commercial Code of Japan (“the Code”) permitted, upon approval of the Board of Directors, transfer of amounts from capital surplus to common stock. Prior to October 2001, the Company from time to time made free share distributions that were accounted for by a transfer from capital surplus to common stock of the aggregate par value of shares issued. Effective on October 2001, the Code requires no accounting recognition for such free share distribution. Publicly owned corporations in the United States issuing shares in similar transactions would be required to account for them as stock dividends as of the shareholders’ record date by reducing retained earnings and increasing appropriate capital accounts by an amount equal to the fair value of the shares issued.
If such United States practice had been applied to the cumulative free distributions made by the Company, capital surplus at March 31, 2011, would have been increased by ¥103,189 million ($1,243,241 thousand) with a corresponding decrease in unappropriated retained earnings. At March 31, 2011 and 2010, affiliated companies owned 1,104,600 and 1,094,600 shares which represent 0.11% and 0.11% of the Company’s common stock outstanding, respectively.
The Corporate Act, which has been in force since May 1, 2006 (“the Act”), requires a company to obtain the approval of shareholders for transferring an amount between common stock and capital surplus. Common stock and capital surplus also are available for being transferred to other capital surplus or being used to reduce a deficit mainly upon an approval of shareholders.
(2) Retained Earnings Appropriated for Legal Reserve
The Act provides that an amount equal to 10% of retained earnings distributed each fiscal period shall be appropriated as a capital surplus or a legal reserve until the total amount of capital surplus and legal reserve becomes equal to 25% of the amount of common stock.
Legal reserve is available for being transferred to other retained earnings or being used to reduce a deficit mainly upon an approval of shareholders.
(3) Retained Earnings and Dividends
The amount of retained earnings available for dividends under the Act is based on the amount recorded in the Company’s general books of account maintained in accordance with accounting principles generally accepted in Japan. In addition to the Act provision requiring an appropriation for capital surplus or legal reserve as discussed above, the Act imposes certain limitations on the amount of retained earnings available for dividends. Accordingly, total shareholders’ equity of ¥294,738 million ($3,551,060 thousand), included in the Company’s general books of account as of March 31, 2011 is available for dividends under the Act.
The Board of Directors recommended to and approved by the shareholders, at the general meeting held on June 22, 2011, payment of a cash dividend totaling ¥19,369 million ($233,361 thousand) to shareholders of record on March 31, 2011. In accordance with the Act, the approved dividend has not been reflected in the consolidated financial statements as of March 31, 2011. Dividends are reported in the consolidated statements of equity when approved and paid.
The Act provides that a company can make dividends of earnings anytime with resolution of the shareholders. It also provides that a company can declare an interim dividend once a fiscal year according to its charter of corporation.
(4) Share-Based Compensation
The Company has two types of stock option plans as share-based compensation for directors and certain employees and certain directors of subsidiaries.
The stock option plans resolved by the Board of Directors’ meetings held in and before June 2010.
The right to purchase treasury shares is granted at a predetermined price to directors and certain employees and certain directors of subsidiaries. The purchase price is the amount calculated by taking the average of the closing prices applicable to ordinary transactions of shares of the Company on the Tokyo Stock Exchange on all days for a month immediately preceding the month in which the date of grant of the right falls and multiplying by 1.05, provided that the exercise price shall not be less than the closing price of the shares of the Company on the Tokyo Stock Exchange on the date of the grant.
Based on the resolutions of the shareholders’ meeting on June 24, 2009 and June 24, 2008 and the Board of Directors on July 14, 2009 and July 15, 2008, the Company issued 642 rights and 463 rights of its share acquisition rights during the years ended March 31, 2010 and 2009, respectively. (The number of shares subject to be issued to one stock acquisition right shall be 1,000 shares.) The options vest 100% on each of the grant dates and are exercisable from September 1, 2010, September 1, 2009, respectively.
The stock option plans resolved by the Board of Directors’ meetings held in July 2010.
The right to purchase treasury shares is granted at an exercise price of ¥1 per share to directors and certain employees and certain directors of subsidiaries.
Based on the resolutions of the shareholders’ meeting on June 23, 2010 and the Board of Directors on July 13, 2010, the Company issued 768 rights of its share acquisition rights during the year ended March 31, 2011, respectively. (The number of shares subject to be issued to one stock acquisition right shall be 100 shares.) The options vest 100% on each of the grant dates and are exercisable from August 2, 2013.
Komatsu recognizes compensation expense using the fair value method. Compensation expenses during the years ended March 31, 2011, 2010 and 2009 were ¥137 million ($1,651 thousand), ¥413 million and ¥376 million, respectively, and were recoded in selling, general and administrative expenses. Compensation expenses after tax during the years ended March 31, 2011, 2010 and 2009 were ¥81 million ($976 thousand), ¥246 million and ¥224 million, respectively.
The following table summarizes information about stock option activity for the years ended March 31, 2011, 2010 and 2009:

	2011			2010		2009
	Number of	Weighted average		Number of	Weighted average	Number of	Weighted average
	shares	exercise price		shares	exercise price	shares	exercise price
		Yen	U.S. dollars		Yen		Yen
Outstanding at beginning of year	3,333,000	¥2,051	$24.71	2,891,000	¥2,022	2,844,000	¥1,784
Granted	76,800	1	0.01	642,000	1,729	463,000	2,499
Exercised	(174,000)	1,238	14.92	(200,000)	595	(416,000)	926

Outstanding at end of year	3,235,800	2,047	24.66	3,333,000	2,051	2,891,000	2,022

Exercisable at end of year	3,159,000	2,096	25.25	2,691,000	2,128	2,428,000	1,931

The intrinsic values of options exercised were ¥199 million ($2,398 thousand), ¥153 million and ¥722 million for the years ended March 31, 2011, 2010 and 2009.
The information for options outstanding and options exercisable at March 31, 2011 are as follows.

	Outstanding						Options Exercisable
						Weighted average						Weighted average
		Weighted average		Intrinsic value		remaining		Weighted average		Intrinsic value		remaining
	Number of	exercise price		Millions of	Thousands of	contractual life	Number of	exercise price		Millions of	Thousands of	contractual life
Exercise Prices	shares	Yen	U.S. dollars	yen	U.S. dollars	years	shares	Yen	U.S. dollars	yen	U.S. dollars	years
¥1 - 650	76,800	¥1	$0.01	¥216	$2,602	7.3	—	—	—	—	—	—
¥651 - 900	300,000	673	8.11	646	7,783	1.3	300,000	¥673	$8.11	¥646	$7,783	1.3
¥901 - 1,350	575,000	1,126	13.57	977	11,771	2.3	575,000	1,126	13.57	977	11,771	2.3
¥1,351 - 2,325	1,259,000	2,032	24.48	998	12,025	4.8	1,259,000	2,032	24.48	998	12,025	4.8
¥2,326 - 3,700	1,025,000	3,136	37.78	151	1,819	4.9	1,025,000	3,136	37.78	151	1,819	4.9

¥1 - 3,700	3,235,800	2,047	24.66	2,988	36,000	4.1	3,159,000	2,096	25.25	2,772	33,398	4.1

The fair value of each share option award is estimated on the date of grant using a discrete-time model (a binomial model) based on the assumptions noted in the following table. Because a discrete-time model incorporates ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on implied volatilities from historical volatility of the Company’s shares.
The Company uses historical data to estimate share option exercise and employee departure behavior used in the discrete-time model. The expected term of share options granted represents the period of time that share options granted are expected to be outstanding. The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2011	2010	2009
Grant-date fair value	¥1,785 ($21.51)	¥643	¥813
Expected term	5 years	7 years	7 years
Risk-free rate	0.13%–1.11%	0.17%–1.35%	0.60%–1.48%
Expected volatility	54.00%	44.00%	39.00%
Expected dividend yield	0.96%	2.07%	1.32%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2009	0.60%	0.71%	0.82%	0.94%	1.02%	1.07%	1.07%	1.16%	1.33%	1.48%
2010	0.17%	0.24%	0.32%	0.48%	0.63%	0.74%	0.88%	1.03%	1.19%	1.35%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%